Morgan, Lewis & Bockius LLP 2020 K Street, NW Washington, District of Columbia 20006-1806 Tel. 202.373.6000 Fax: 202.373.6001 www.morganlewis.com

Thomas S. Harman

+1.202.373.6725

thomas.harman@morganlewis.com

March 2, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE: Nuveen Enhanced Municipal Value Fund (File Nos. 333-193749 and 811-22323)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify on behalf of Nuveen Enhanced Municipal Value Fund (the “Fund”) that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those included as part of Post-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2, which was filed electronically with the SEC via EDGAR Accession No. 0001193125-15-058268 on February 23, 2015.

Please do not hesitate to contact me at (202) 373-6725 should you have any questions.

Very truly yours,

/s/ Thomas S. Harman

Thomas S. Harman

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